Cover	Sep. 30, 2026
Document Information Line Items
Entity Registrant Name	PIERMONT VALLEY ACQUISITION CORP
Entity Central Index Key	0001865248
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 30, 2026
Entity Ex Transition Period	false
Entity File Number	001-41108
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1598114
Entity Address Address Line 1	732 S 6th Street
Entity Address Address Line 2	#5386
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89101
City Area Code	929
Local Phone Number	792-5788
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Units, each consisting of one Class A ordinary share [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	CMCAU
Class A ordinary shares, par value [Member]
Document Information Line Items
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CMCAF
Warrants, each whole warrant exercisable for one Class A ordinary share [Member]
Document Information Line Items
Security 12b Title	Warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	CMCAW